RISK MANAGEMENT (Details 18) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Sensitivity Analysis Scenario 1 [Member] | Sensitivity Analysis For Financial Assets Classified As Level Impact On Shareholders Equity [Member]
IfrsStatementLineItems [Line Items]
Interest rate in Reais	R$ (3)	R$ (5)
Price indexes	(106)	(82)
Exchange coupon	(2)	(5)
Foreign currency	106	162
Equities	6,695	5,990
Sensitivity Analysis Scenario 1 [Member] | Sensitivity Analysis For Financial Assets Classified As Level Impact On Income 3 [Member]
IfrsStatementLineItems [Line Items]
Equities	3,966	3,453
Sensitivity Analysis Scenario 2 [Member] | Sensitivity Analysis For Financial Assets Classified As Level Impact On Shareholders Equity [Member]
IfrsStatementLineItems [Line Items]
Interest rate in Reais	(622)	(1,098)
Price indexes	(13,739)	(11,879)
Exchange coupon	(308)	(665)
Foreign currency	2,656	4,055
Equities	167,386	149,743
Sensitivity Analysis Scenario 2 [Member] | Sensitivity Analysis For Financial Assets Classified As Level Impact On Income 3 [Member]
IfrsStatementLineItems [Line Items]
Price indexes		(15)
Equities	99,152	86,317
Sensitivity Analysis Scenario 3 [Member] | Sensitivity Analysis For Financial Assets Classified As Level Impact On Shareholders Equity [Member]
IfrsStatementLineItems [Line Items]
Interest rate in Reais	(1,181)	(2,058)
Price indexes	(25,648)	(22,007)
Exchange coupon	(603)	(1,293)
Foreign currency	5,312	8,110
Equities	334,772	299,485
Sensitivity Analysis Scenario 3 [Member] | Sensitivity Analysis For Financial Assets Classified As Level Impact On Income 3 [Member]
IfrsStatementLineItems [Line Items]
Price indexes		(29)
Equities	R$ 198,303	R$ 172,633